8. Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Total convertible notes payable before discount	$ 12,348,429	$ 11,799,795	$ 16,080,295
Less discounts	(3,130,837)	(4,413,119)	(8,275,321)
Less debt issuance costs	(1,214,475)	(1,714,477)	(2,285,696)
Total convertible notes payable	8,003,117	5,672,199	5,519,278
Less current portion	3,960,335	2,497,114	3,080,376
Convertible notes payable, net of current portion	4,042,782	3,175,085	2,438,902
Unsecured Convertible Promissory Notes [Member]
Total convertible notes payable before discount	294,273	357,483	3,245,499
Unsecured Convertible Promissory Notes One [Member]
Total convertible notes payable before discount	782,469	735,293	654,408
Secured Convertible Promissory Notes [Member]
Total convertible notes payable before discount	1,625,000	1,645,000	1,705,000
Secured Convertible Promissory Notes One [Member]
Total convertible notes payable before discount	$ 9,646,687	$ 9,062,019	$ 10,475,388